Advantage II Variable Annuity
                         Advantage III Variable Annuity
                       National Advantage Variable Annuity

                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C

                        Supplement dated October 3, 2007
                        to Prospectuses Dated May 1, 2007

This supplement will alter the prospectuses listed above in the following manner:

Calvert Asset Management Company, Inc. has notified us that they merged the CVS Small Cap Growth portfolio with the CVS Social Mid Cap Portfolio.

On page two of the prospectuses listed above under "Separate Account Investment Portfolios" the following portfolio was merged with CVS Social Mid Cap Portfolio as of September 27, 2007:

      o     Calvert Variable Series Social Small Cap Growth Portfolio

Under "Our Separate Account And Its Investment Divisions" subsection "Investment Policies Of The Funds' Portfolios" the following portfolio was closed to all investors and the portfolio was merged with CVS Social Mid Cap Portfolio as of September 27, 2007:

      o     Calvert Variable Series Social Small Cap Growth Portfolio